Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Charter Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	10.79%	8.57%
Performance Inception Date	Nov. 26, 1968
Invesco Charter Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	8.95%	6.23%
Invesco Charter Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.26%	8.27%	6.22%
Invesco Charter Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.37%	11.22%	8.54%
Performance Inception Date	Aug. 04, 1997
Invesco Charter Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		25.01%	11.78%	8.92%
Performance Inception Date	Jun. 03, 2002
Invesco Charter Fund - CLASS S
Prospectus [Line Items]
Average Annual Return, Percent		25.40%	12.17%	9.30%
Performance Inception Date	Sep. 25, 2009
Invesco Charter Fund -Class Y
Prospectus [Line Items]
Average Annual Return, Percent		25.54%	12.34%	9.46%
Performance Inception Date	Oct. 03, 2008
Invesco Charter Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		25.62%	12.37%	9.52%
Performance Inception Date	Jul. 30, 1991
Invesco Charter Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		25.66%	12.45%	9.60%
Performance Inception Date	Sep. 24, 2012
Invesco Diversified Dividend Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	6.38%	7.05%
Performance Inception Date	Dec. 31, 2001
Invesco Diversified Dividend Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.88%	5.18%
Invesco Diversified Dividend Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	4.70%	5.35%
Invesco Diversified Dividend Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.31%	6.77%	7.02%
Performance Inception Date	Dec. 31, 2001
Invesco Diversified Dividend Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	7.31%	7.39%
Performance Inception Date	Oct. 25, 2005
Invesco Diversified Dividend Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		13.41%	7.86%	7.93%
Performance Inception Date	Oct. 03, 2008
Invesco Diversified Dividend Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		13.26%	7.68%	7.74%
Performance Inception Date	Jul. 15, 2005
Invesco Diversified Dividend Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		13.45%	7.90%	7.98%
Performance Inception Date	Oct. 25, 2005
Invesco Diversified Dividend Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		13.47%	7.97%	8.07%
Performance Inception Date	Sep. 24, 2012
Invesco Main Street All Cap Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		20.39%	13.03%	10.69%
Performance Inception Date	Sep. 25, 2000
Invesco Main Street All Cap Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	11.15%	8.72%
Invesco Main Street All Cap Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	10.08%	8.13%
Invesco Main Street All Cap Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		25.48%	13.46%	10.66%
Performance Inception Date	Sep. 25, 2000
Invesco Main Street All Cap Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		27.06%	14.02%	11.04%
Performance Inception Date	Mar. 01, 2001
Invesco Main Street All Cap Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		27.69%	14.59%	11.59%
Performance Inception Date	Sep. 25, 2000
Invesco Main Street All Cap Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		27.80%	14.70%	11.53%	[1]
Performance Inception Date	May 24, 2019
Invesco Main Street All Cap Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		27.83%	14.70%	11.53%	[1]
Performance Inception Date	May 24, 2019
Invesco Main Street Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		16.84%	10.87%	10.57%
Performance Inception Date	Feb. 03, 1988
Invesco Main Street Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.24%	8.87%	8.36%
Invesco Main Street Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	8.29%	8.00%
Invesco Main Street Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		21.70%	11.27%	10.52%
Performance Inception Date	Dec. 01, 1993
Invesco Main Street Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		23.30%	11.82%	10.90%
Performance Inception Date	Mar. 01, 2001
Invesco Main Street Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		23.91%	12.38%	11.45%
Performance Inception Date	Nov. 01, 1996
Invesco Main Street Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		23.99%	12.48%	11.39%	[2]
Performance Inception Date	May 24, 2019
Invesco Main Street Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		23.99%	12.47%	11.59%
Performance Inception Date	Dec. 29, 2011
Invesco Rising Dividends Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		12.89%	10.72%	9.35%
Performance Inception Date	Apr. 30, 1980
Invesco Rising Dividends Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.91%	8.67%	7.42%
Invesco Rising Dividends Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.85%	8.24%	7.10%
Invesco Rising Dividends Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		17.61%	11.14%	9.31%
Performance Inception Date	Sep. 01, 1993
Invesco Rising Dividends Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		19.15%	11.69%	9.68%
Performance Inception Date	Mar. 01, 2001
Invesco Rising Dividends Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		19.73%	12.25%	10.23%
Performance Inception Date	Dec. 16, 1996
Invesco Rising Dividends Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		19.86%	12.37%	10.18%	[3]
Performance Inception Date	May 24, 2019
Invesco Rising Dividends Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.85%	12.37%	10.39%
Performance Inception Date	Feb. 28, 2012
INVESCO SUMMIT FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		26.77%	12.80%	13.22%
Performance Inception Date	Oct. 31, 2005
INVESCO SUMMIT FUND - CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		32.12%	13.21%	13.18%
Performance Inception Date	Oct. 31, 2005
INVESCO SUMMIT FUND - CLASS P
Prospectus [Line Items]
Average Annual Return, Percent		34.33%	14.25%	14.03%
Performance Inception Date	Nov. 01, 1982
INVESCO SUMMIT FUND - CLASS P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.73%	12.33%	12.14%
INVESCO SUMMIT FUND - CLASS P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.79%	11.01%	11.11%
INVESCO SUMMIT FUND - CLASS S
Prospectus [Line Items]
Average Annual Return, Percent		34.29%	14.19%	13.97%
Performance Inception Date	Sep. 25, 2009
INVESCO SUMMIT FUND - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		34.49%	14.36%	14.14%
Performance Inception Date	Oct. 03, 2008
INVESCO SUMMIT FUND - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		34.50%	14.34%	14.16%
Performance Inception Date	Oct. 03, 2008
INVESCO SUMMIT FUND - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		34.51%	14.41%	14.12%	[4]
Performance Inception Date	Apr. 04, 2017
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.